Fair Value of Financial Instruments - Financial Instruments Not Measured at Fair Value (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Allowance for loan losses		$ 20,886	$ 921
Carrying Amount | Level III
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commercial mortgage loans, held-for-investment	$ 3,126,303	2,714,734	2,762,963
Collateralized loan obligation	1,960,090	1,625,498	1,803,185
Mortgage note payable	29,167	29,167	29,167
Other financing and loan participation - commercial mortgage loans	37,105	31,379
Allowance for loan losses		20,900	900
Fair Value | Level III
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commercial mortgage loans, held-for-investment	3,150,424	2,724,039	2,784,650
Collateralized loan obligation	1,981,299	1,606,478	1,822,386
Mortgage note payable	29,167	29,167	$ 29,167
Other financing and loan participation - commercial mortgage loans	$ 37,105	$ 31,379